PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.5%
Asset-Backed Securities 4.3%
Canada 0.2%
Evergreen Credit Card Trust, Series 2024-CRT04, Class C, 144A	5.640%	10/15/28		5,600	$5,635,804
Cayman Islands 0.7%
Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	5.714(c)	07/15/31		3,994	4,001,478
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.231(c)	05/07/31		129	129,305
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	5.831(c)	05/07/31		6,500	6,509,750

Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	4.900(c)	04/25/31		55	54,884
Zais CLO Ltd., Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.124(c)	07/15/31		8,500	8,513,381
					19,208,798
Germany 0.4%
Vantage Data Centers Germany Borrower Lux Sarl, Series 2025-01A, Class A2, 144A	4.292	06/28/50	EUR	7,900	9,467,272
Ireland 1.2%
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.616(c)	04/15/31	EUR	3,441	4,065,683
CIFC European Funding CLO DAC, Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	13,588,991
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	12,506	14,550,869
					32,205,543
Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2, Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.047(c)	11/25/60	EUR	170	201,612
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.185(c)	03/15/26	EUR	1,631	1,449,957
					1,651,570
United Kingdom 0.5%
Apidos CLO Ltd., Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.028(c)	10/26/37		10,000	10,047,789
NewDay Funding, Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	5.381(c)	03/15/32	GBP	2,600	3,578,729
					13,626,518
United States 1.2%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 144A	6.678	09/15/32		2,225	2,246,568
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.394(c)	08/25/32		77	76,286
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	6.637(c)	08/25/32		48	47,323

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		593	594,166
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	4.387(c)	05/25/33		193	192,616

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	4.267%(c)	01/25/34		293	$291,149
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		117	119,270
Huntington Bank Auto Credit-Linked Notes, Series 2024-02, Class C, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.303(c)	10/20/32		1,695	1,705,295
JPMorgan Chase Bank NA, Series 2021-01, Class R, 144A	28.348	09/25/28		307	297,984
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		3,430	447,779
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		426	406,975
Series 2019-A, Class R, 144A	0.000	10/25/48		1,089	483,991

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		757	748,336
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	4.687(c)	04/25/34		514	517,486
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	4.767(c)	02/25/33		21	21,508
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28		1,062	1,060,762
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36		1,300	1,344,521
Series 2023-02A, Class D, 144A	7.520	09/15/36		3,700	3,829,255
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44		963	971,829
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		479	484,605
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		4,428	4,454,352
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		2,162	2,171,680

Santander Drive Auto Receivables Trust, Series 2023-06, Class C	6.400	03/17/31		500	516,608
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		892	871,741
Series 2024-03A, Class A2, 144A	5.880	10/30/59		3,735	3,600,786
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		442	444,390
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		312	315,399
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		4,150	4,159,859
					32,422,519

Total Asset-Backed Securities (cost $114,232,758)					114,218,024
Commercial Mortgage-Backed Securities 2.4%
Canada 0.2%
BX Commercial Mortgage Trust, Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	4.177(c)	11/15/41	CAD	4,710	3,495,430
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	139	101,914
					3,597,344
Cayman Islands 0.1%
BXMT Ltd., Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.314(c)	10/18/42		2,600	2,603,209

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States 2.1%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100%(cc)	05/15/35		1,000	$870,000
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		1,000	845,000

Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,677,358
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52		9,086	9,039,981
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.000(cc)	05/10/47		2,149	1,517
Series 2016-GC37, Class XB, IO	0.655(cc)	04/10/49		33,868	20,727
Series 2016-P04, Class XB, IO	1.301(cc)	07/10/49		9,100	22,715
Series 2017-P08, Class A2	3.109	09/15/50		636	625,059

Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.267(cc)	08/10/47		50,000	112,875
FHLMC Multifamily Structured Pass-Through Certificates,
Series K058, Class X1, IO	0.892(cc)	08/25/26		36,804	101,012
Series K090, Class X1, IO	0.706(cc)	02/25/29		22,301	441,722
Series K111, Class X1, IO	1.563(cc)	05/25/30		28,723	1,616,377
Series K113, Class X1, IO	1.370(cc)	06/25/30		116,537	5,739,908
Series K114, Class X1, IO	1.110(cc)	06/25/30		74,311	3,061,336
Series K116, Class X1, IO	1.409(cc)	07/25/30		47,812	2,426,288
Series K121, Class X1, IO	1.013(cc)	10/25/30		123,534	4,729,775
Series KG03, Class X1, IO	1.362(cc)	06/25/30		98,777	4,743,156
Series Q001, Class XA, IO	2.060(cc)	02/25/32		4,924	282,633
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.277(cc)	06/10/47		35,000	37,530
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47		83,262	50
Series 2014-GC26, Class XB, IO	0.277(cc)	11/10/47		48,711	497

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.109	07/15/50		1,624	1,603,345
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53		5,000	4,404,810
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		1,459	266,253
Morgan Stanley Capital I Trust, Series 2020-HR08, Class XB, IO	0.854(cc)	07/15/53		54,413	1,931,672
ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	4.894(c)	03/15/36		1,500	1,496,629
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.920(cc)	07/15/48		24,000	32,897
Series 2016-LC24, Class XB, IO	0.958(cc)	10/15/49		20,910	95,023
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	5.645(c)	05/15/31		1,800	1,797,647
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.195(c)	05/15/31		1,700	1,697,726
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.295(c)	05/15/31		2,200	2,196,986
					55,918,504

Total Commercial Mortgage-Backed Securities (cost $64,832,195)					62,119,057
Corporate Bonds 41.4%
Australia 0.0%
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	3.310	07/31/34	CNH	2,000	292,509
Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	8,300	11,282,063

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Petrobras Global Finance BV, (cont’d.)
Gtd. Notes	6.625%	01/16/34	GBP	6,690	$9,312,172

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	206,626
					20,800,861
Bulgaria 0.5%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	9,300	10,610,364
Sr. Unsec’d. Notes	4.250	06/19/30	EUR	1,800	2,130,296
					12,740,660
Canada 1.0%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	52,708
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,090	933,312
Gtd. Notes, 144A	5.000	02/15/29		175	133,107
Gtd. Notes, 144A	5.250	01/30/30		3,250	2,307,500
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,298,800
Gtd. Notes, 144A	6.250	02/15/29		25	19,766
Gtd. Notes, 144A	7.000	01/15/28		375	337,031
Sr. Sec’d. Notes, 144A	4.875	06/01/28		300	278,268

Bombardier, Inc., Sr. Unsec’d. Notes, 144A	6.000	02/15/28		150	150,188
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		1,370	1,277,607
Gtd. Notes, 144A	6.250	09/15/27		1,275	1,274,528
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,620,026
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		1,340	1,195,936
Sr. Unsec’d. Notes	3.750	02/15/52		955	674,476

Hydro-Quebec, Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	4.374(c)	03/31/26(oo)		500	367,500
Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	4.026(s)	04/11/31	CAD	10,000	6,159,800
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,597,447
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	513,821
Royal Bank of Canada,
Jr. Sub. Notes	6.500(ff)	11/24/85		200	198,040
Jr. Sub. Notes	6.500(ff)	05/24/86		5,400	5,396,151
Jr. Sub. Notes	6.750(ff)	08/24/85		275	283,127
Sr. Unsec’d. Notes, EMTN	3.650	03/10/26	CNH	3,000	431,386
					26,500,525
Chile 0.4%
Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes	5.580	10/20/35		2,004	2,061,998
Gov’t. Gtd. Notes	5.672	10/20/35		3,786	3,907,637
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes	1.398	10/07/33	CHF	800	1,033,439
Sr. Unsec’d. Notes	1.693	10/30/31	CHF	2,000	2,645,845
					9,648,919

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China 0.7%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800%	10/27/30	CNH	55,000	$8,530,681
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		366	365,801
Alibaba Group Holding Ltd., Sr. Unsec’d. Notes	2.800	11/28/29	CNH	17,720	2,597,455
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	27,000	4,416,362
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,353,862
					18,264,161
France 2.6%
Agence Francaise de Developpement EPIC, Sr. Unsec’d. Notes	3.000	01/17/34	EUR	5,000	5,734,131
BNP Paribas SA,
Sr. Non-Preferred Notes, EMTN	3.500	03/29/28	CNH	18,000	2,616,518
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	255,310
BPCE SA,
Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	1,885,806
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	4,000	588,289

Caisse des Depots et Consignations, Sr. Unsec’d. Notes, EMTN	3.063	10/09/30	EUR	1,300	1,544,067
Credit Agricole Corporate & Investment Bank, Sr. Unsec’d. Notes, EMTN	3.500	04/29/29	CNH	17,000	2,495,409
Credit Agricole SA, Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	264,362
Gestion Securite de Stocks Securite SA,
Sr. Unsec’d. Notes, EMTN	2.875	09/07/32	EUR	1,100	1,274,337
Sr. Unsec’d. Notes, EMTN	3.000	11/25/31	EUR	2,000	2,360,217

La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	5,000	5,334,546
Regie Autonome des Transports Parisiens EPIC, Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	7,000	7,666,790
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	1,700	1,585,215
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,813,830
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		1,685	1,526,783
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		4,915	4,509,267
Sr. Non-Preferred Notes, 144A, MTN(a)	6.691(ff)	01/10/34		805	876,077
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,883,338
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	151,097

Societe Nationale SNCF SACA, Sr. Unsec’d. Notes, EMTN	1.500	02/02/29	EUR	3,200	3,667,485
Sogecap SA, Sub. Notes	6.500(ff)	05/16/44	EUR	3,900	5,306,276
TDF Infrastructure SASU, Sr. Unsec’d. Notes	4.125	10/23/31	EUR	4,100	4,957,476
TotalEnergies SE, Jr. Sub. Notes, Series NC7, EMTN	1.625(ff)	10/25/27(oo)	EUR	5,500	6,324,755
					67,621,381
Germany 1.2%
Deutsche Bahn AG,
Jr. Sub. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	4,200	4,656,712
Sr. Unsec’d. Notes, MTN	1.987	07/08/30	AUD	1,000	605,157

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)

Deutsche Bank AG, Sub. Notes, EMTN	4.000%(ff)	06/24/32	EUR	4,000	$4,790,823
Hamburg Commercial Bank AG, Sub. Notes, EMTN, SOFR + 0.667%	4.350(c)	03/21/31		8,160	7,862,044
Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	11,000	13,749,702
					31,664,438
Hong Kong 0.5%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,300	10,659,198
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150	07/11/28	CNH	13,000	1,894,610
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	582,463
Gtd. Notes, EMTN	3.200	08/14/27	CNH	5,000	726,717
					13,862,988
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	117,122
MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	5,430	6,203,129
					6,320,251
Iceland 0.3%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	2.120(c)	07/24/26	EUR	5,600	6,601,916
India 0.8%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	12,350	14,614,186
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	6,419	7,317,574
					21,931,760
Indonesia 0.4%
Freeport Indonesia PT, Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		2,490	2,530,463
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes	1.875	11/05/31	EUR	7,500	7,937,192
					10,467,655
Israel 0.7%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	561,750
Sr. Sec’d. Notes	7.875	12/15/26		5,889	6,062,725
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,316,720
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	9,119,695
					17,060,890
Italy 0.6%
Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, EMTN	3.375	02/11/32	EUR	2,200	2,640,193
Sr. Unsec’d. Notes, EMTN	4.750	10/18/30	EUR	1,500	1,912,500

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)

Intesa Sanpaolo SpA, Sub. Notes, 144A	4.198%(ff)	06/01/32		1,430	$1,370,928
UniCredit SpA, Sr. Preferred Notes, 144A	1.982(ff)	06/03/27		8,485	8,418,423
					14,342,044
Jamaica 0.0%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		351	35
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		236	—

Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		775	805,861
					805,896
Japan 0.1%
NTT Finance Corp., Sr. Unsec’d. Notes, 144A	4.876	07/16/30		2,375	2,422,065
Luxembourg 0.9%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	11,202,915
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,657,667

Logicor Financing Sarl, Gtd. Notes, EMTN	1.625	07/15/27	EUR	4,300	5,023,710
P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	1,900	2,170,752
SELP Finance Sarl, Gtd. Notes, EMTN	3.750	08/10/27	EUR	2,500	3,003,865
					24,058,909
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,141,953
Mexico 1.5%
Comision Federal de Electricidad,
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	4.591(c)	12/15/36		4,803	4,447,791
Sr. Unsec’d. Notes, 144A	6.500	01/28/51		405	406,620
Sr. Unsec’d. Notes, EMTN	5.000	09/29/36		9,330	8,793,525
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	380,625
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,701,741
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	2,500	2,987,467
Gtd. Notes	5.350	02/12/28		24	23,986
Gtd. Notes	5.950	01/28/31		1,050	1,018,374
Gtd. Notes	6.700	02/16/32		1,287	1,115,868
Gtd. Notes	6.840	01/23/30		4,050	4,139,100
Gtd. Notes	9.500	09/15/27		1,000	1,052,650
Gtd. Notes(a)	9.500	09/15/27		6,378	6,700,025
Gtd. Notes	10.000	02/07/33		2,550	2,766,852
Gtd. Notes, 144A	6.700	02/16/32		1,800	1,560,654
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,270	1,485,166
Gtd. Notes, EMTN	6.750	09/21/47		28	23,088
					39,603,532

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands 0.5%
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500%	12/14/26	AUD	2,882	$1,973,774
Sr. Preferred Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	317,523

ING Groep NV, Sr. Unsec’d. Notes	5.066(ff)	03/25/31		1,995	2,039,898
Lineage Europe Finco BV, Gtd. Notes	4.125	11/26/31	EUR	7,100	8,395,569
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	568,997
Gtd. Notes(a)	3.400	05/01/30		725	698,936
					13,994,697
Paraguay 0.2%
Bioceanico Sovereign Certificate Ltd., Sr. Sec’d. Notes	2.492(s)	06/05/34		7,129	5,833,626
Peru 0.3%
Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes(a)	4.350	04/05/36		1,592	1,540,629
Sr. Sec’d. Notes(a)	5.875	07/05/34		3,232	3,337,218
Line One Peru Metro Expansion Co. Ltd.,
Sr. Sec’d. Notes, 144A	4.737	01/10/33		1,500	1,461,250
Sr. Sec’d. Notes, 144A	4.737	04/10/33		1,258	1,223,855
					7,562,952
Philippines 0.3%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	3,775,131
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	9.625	05/15/28		4,320	4,829,155
					8,604,286
Poland 0.3%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	4,760	5,534,499
Gov’t. Gtd. Notes	2.000	06/01/30	EUR	506	577,589
Gov’t. Gtd. Notes, EMTN	4.000	03/13/32	EUR	1,200	1,479,544
					7,591,632
Qatar 0.4%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.150	02/04/26	CNH	20,500	2,945,464
Gtd. Notes, EMTN	3.500	03/09/26	CNH	41,660	5,988,361
Gtd. Notes, EMTN	3.950	11/17/27	CNH	1,300	192,828
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	172,709
					9,299,362
Russia 0.4%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500	03/21/26	EUR	3,500	3,754,596
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27		1,410	1,145,625
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	5,627,062
					10,527,283

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Saudi Arabia 0.3%
Gaci First Investment Co.,
Gtd. Notes, EMTN	3.375%	10/14/32	EUR	4,446	$5,182,781
Gtd. Notes, EMTN	5.125	06/11/29	GBP	1,490	2,077,477
					7,260,258
Singapore 0.1%
DBS BANK Ltd., Sr. Unsec’d. Notes, GMTN	1.920	08/20/28	CNH	5,000	714,743
DBS Group Holdings Ltd., Sub. Notes, EMTN	3.700	03/03/31	CNH	8,780	1,263,236
					1,977,979
South Africa 0.6%
Eskom Holdings, Gov’t. Gtd. Notes, MTN	6.350	08/10/28		16,350	16,873,200
South Korea 0.9%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	8,138,677
Sr. Unsec’d. Notes, EMTN	3.000	07/31/26	CNH	6,000	866,303
Sr. Unsec’d. Notes, EMTN	3.050	06/26/26	CNH	5,000	721,369
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	8,478,779
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,284,037
					23,489,165
Spain 0.3%
Adif Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	5,000	6,030,303
Banco Santander SA, Sub. Notes	2.749	12/03/30		600	546,380
					6,576,683
Supranational Bank 0.5%
African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	261,262
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.750	04/16/29	GBP	1,500	2,066,072
European Investment Bank, Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	1,054,505
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 2.330%, Floor 0.000%)	2.330(c)	05/31/26		4	4,041
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,848,967
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,476,763
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,477,718
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,652,345
					13,841,673
Switzerland 1.2%
UBS AG, Sr. Unsec’d. Notes, EMTN	3.550	05/27/31	CNH	120,000	17,805,133

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland (cont’d.)
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494%(ff)	08/10/27		13,125	$12,943,210
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31		1,925	1,903,953
					32,652,296
United Arab Emirates 0.7%
ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160	04/29/29	IDR	30,000,000	1,843,533
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,562,734
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	1,361	1,607,212
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,740	6,315,722
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	2.400	08/29/28	CNH	35,360	5,085,595
Sr. Unsec’d. Notes, EMTN	3.670	07/13/28	CNH	7,000	1,037,185

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, EMTN	0.875	05/17/33	EUR	1,200	1,192,927
					18,644,908
United Kingdom 1.3%
Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.750	09/24/29	CNH	17,000	2,462,616
Sr. Unsec’d. Notes, EMTN	3.600	04/30/27	CNH	12,000	1,755,057
Barclays PLC,
Sr. Unsec’d. Notes, EMTN	0.654(ff)	06/09/27	JPY	200,000	1,283,963
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	698,192
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes	8.000	07/01/31	EUR	1,230	1,388,726
Sr. Sec’d. Notes	8.125	05/14/30	GBP	1,063	1,340,010
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	1,625	1,822,910

Boots Group Finco LP, Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	225	317,646
Hammerson Ireland Finance DAC, Gtd. Notes	1.750	06/03/27	EUR	6,897	8,063,356
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,295,973
Sr. Unsec’d. Notes, EMTN	3.150	03/06/26	CNH	35,000	5,034,360
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		2,400	2,193,093
Sr. Unsec’d. Notes, EMTN	3.400	06/29/27	CNH	1,000	144,346

Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		2,800	2,089,114
Lloyds Banking Group PLC, Jr. Sub. Notes	6.413(ff)	10/01/35(oo)		120	125,101
					34,014,463
United States 19.7%
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	605,097
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	534,909
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	514,029
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	700,000	4,298,646
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		125	125,454
Gtd. Notes, 144A(a)	5.750	03/31/34		195	191,723

Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	3,404,057

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
American Honda Finance Corp.,
Sr. Unsec’d. Notes	2.850%	06/27/28	EUR	2,300	$2,735,144
Sr. Unsec’d. Notes	3.500	06/27/31	EUR	6,600	7,902,149

American International Group, Inc., Sr. Unsec’d. Notes, MTN	2.137	11/27/34	JPY	150,000	886,798
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29		1,250	1,251,913
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		579	712,847
Ashland, Inc., Sr. Unsec’d. Notes, 144A(a)	3.375	09/01/31		1,600	1,467,270
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	8,000,330
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	105,115
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,311,837
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	6,372,556
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	737,199

Bank of New York Mellon (The), Sr. Unsec’d. Notes, Series BKN1, 3 Month SOFR + 0.062%	3.747(c)	06/30/38		1,092	1,088,842
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,371,715
Gtd. Notes(a)	7.250	10/15/29		1,600	1,619,439

Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	2,300	2,790,587
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49		13,739	14,352,795
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	2,240,000	13,654,686
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	543,247
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,428,018
Boeing Co. (The),
Sr. Unsec’d. Notes	3.500	03/01/39		390	319,596
Sr. Unsec’d. Notes	5.805	05/01/50		3,760	3,709,821

Booking Holdings, Inc., Sr. Unsec’d. Notes	3.125	05/09/31	EUR	3,500	4,154,201
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,689,609
Broadcom, Inc., Sr. Unsec’d. Notes(h)	3.419	04/15/33		3,405	3,143,883
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		8,572	7,596,320
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28		2,050	2,049,111
Carrier Global Corp., Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,793,203
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.250	02/01/31		723	662,484
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	3.900	06/01/52		695	451,740
Chubb INA Holdings LLC,
Gtd. Notes	2.500	08/06/30	CNH	10,000	1,436,654
Gtd. Notes	2.750	08/06/35	CNH	17,500	2,462,503
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	776,342
Gtd. Notes, MTN, SOFR + 0.100%	3.766(c)	10/20/57		885	876,610
Gtd. Notes, MTN, SOFR ICE SWAP 10Y Index + 0.000% (Cap N/A, Floor 0.000%)	4.015(c)	09/21/27		1,500	1,499,121
Citigroup, Inc.,
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)		179	182,914

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series X	3.875%(ff)	02/18/26(oo)		19,245	$19,221,044
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,983,685
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		1,595	1,459,800
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	10,197
Sub. Notes	5.827(ff)	02/13/35		1,230	1,272,183
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		635	660,099
Gtd. Notes, 144A	7.375	05/01/33		395	411,790

Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,286	2,425,945
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,177,730
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30		2,792	2,918,328
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33		275	279,577
Sr. Unsec’d. Notes, 144A	6.000	12/15/35		275	280,986

Constellation Energy Generation LLC, Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,770,649
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		430	423,382
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	1,033,809
Gtd. Notes, 144A	4.625	06/01/30		1,125	1,083,885

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		425	432,821
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29		500	442,500
Gtd. Notes(x)	7.375	07/01/28		250	239,929
Gtd. Notes(x)	7.750	07/01/26		4,950	4,853,720

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27		1,300	1,344,351
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	8,049,954
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	5,066,827
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,993,698
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,287,545
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29		2,000	2,001,126
Gtd. Notes, 144A	5.875	02/01/29		600	600,598

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	6,547,378
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	3,001	3,554,295
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,675,553

General Electric Co., Sr. Unsec’d. Notes, Series A, MTN, H15N030D + (0.300)% (Cap N/A, Floor 0.000%)	3.320(c)	10/16/38		400	399,400
Global Payments, Inc., Sr. Unsec’d. Notes	4.875	03/17/31	EUR	700	868,736
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	11,271,016
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,173,951
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,582,959
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,794,917
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	144,189
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,193,712
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	62,618

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220%(c)	08/24/30	EUR	5,000	$6,265,167

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.460(c)	05/31/26(d)		19,080	16,980,939
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,295,124
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,277,054
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		765	770,062
Gtd. Notes, 144A	6.000	03/15/34		145	145,683

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,000	1,037,782
Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,937,506
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month SOFR + 0.035%	4.717(c)	09/15/30		500	508,401
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		3,975	3,884,145
International Business Machines Corp., Sr. Unsec’d. Notes	3.000	02/03/31	EUR	4,100	4,851,766
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Sec’d. Notes	5.078	10/01/54		272	260,248
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	5,030,456
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330	08/31/26	CNH	14,000	2,027,325
Gtd. Notes, EMTN	3.500	07/27/28	CNH	38,000	5,624,703

KB Home, Gtd. Notes	6.875	06/15/27		1,650	1,679,741
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	12,845
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	72,496
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,572,072

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	7.000	03/31/34		1,800	1,865,360
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50		90	66,726
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,914,708
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,800	1,762,012
Medtronic Global Holdings SCA, Gtd. Notes	1.750	07/02/49	EUR	2,100	1,526,246
Medtronic, Inc.,
Gtd. Notes	2.950	10/15/30	EUR	9,000	10,681,010
Gtd. Notes	3.650	10/15/29	EUR	11,300	13,797,321
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,716,183
Sr. Unsec’d. Notes	1.415	03/07/31	JPY	700,000	4,289,151

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,346,906
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		22,400	16,464,000
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	176,002
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	349,446
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,885,701
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	114,198

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, EMTN	7.118%(s)	06/28/27	MXN	27,000	$1,381,152
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	2,235,099
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,844,893
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,226,082
Sr. Unsec’d. Notes, GMTN	3.749(ff)	11/07/36	EUR	8,200	9,619,429
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	5,000	731,590
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	296,146

Nestle Finance International Ltd., Gtd. Notes, EMTN	2.800	05/29/35	CNH	28,000	4,032,119
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		365	360,661
Sr. Unsec’d. Notes(a)	6.625	05/15/32		185	181,300

NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	714,210
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		1,500	1,407,222
ONEOK, Inc., Gtd. Notes	6.050	09/01/33		5,600	5,934,163
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31		525	476,597
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,825	1,843,249
Prologis LP,
Sr. Unsec’d. Notes	3.250	09/11/29	CNH	63,660	9,297,513
Sr. Unsec’d. Notes	3.500	02/06/27	CNH	26,000	3,772,597
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	300,000	1,494,191
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,368,447
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	8,602,801
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,071,521
Realty Income Corp.,
Sr. Unsec’d. Notes	3.375	06/20/31	EUR	6,600	7,857,928
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	5,564,714
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	6,300	8,737,251

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		285	295,915
SM Energy Co., Gtd. Notes, 144A	5.000	10/15/26		1,755	1,753,005
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		77	75,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		2,075	2,075,137
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,774,957
Gtd. Notes, 144A	5.750	11/15/32		180	184,698
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		150	150,933
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		675	663,514
Sr. Sec’d. Notes	4.625	06/15/28		275	274,601
Sr. Sec’d. Notes	5.125	11/01/27		280	280,074

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,325	2,337,902
Time Warner Cable Enterprises LLC, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,374,989
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		20	20,222

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400%	10/16/40		94	$84,735
U.S. Bancorp, Jr. Sub. Notes(a)	3.700(ff)	01/15/27(oo)		18,150	17,875,763
U.S. Bank NA, Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	3.877(c)	08/09/47		3,414	3,396,409
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		1,300	1,299,045
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	949,068

United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28		1,190	1,190,100
Venture Global LNG, Inc., Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)		1,440	1,268,140
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/36		725	760,174
Sr. Sec’d. Notes, 144A	7.750	05/01/35		240	267,673
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,723,172
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	1,003,895
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	620,738
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,978,588

Viatris, Inc., Gtd. Notes	3.850	06/22/40		4,410	3,390,485
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,998,439
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,689,106
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,700	3,767,856

Warnermedia Holdings, Inc., Gtd. Notes	4.054	03/15/29		30	29,150
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	3.661(c)	07/06/46		450	447,678
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,899,758
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	1,012,023
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	7,369,785
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		4,410	4,110,107

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	10,775,896
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(a)	7.125	02/15/31		820	883,686
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32		735	772,578
					518,870,082
Venezuela 0.1%
Petroleos de Venezuela SA, Sr. Sec’d. Notes	8.500	10/27/20(d)		1,388	1,401,880

Total Corporate Bonds (cost $1,106,894,922)					1,087,169,738
Floating Rate and Other Loans 0.4%
Netherlands 0.1%
International Park Holdings BV, 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	2,525	2,963,079

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
United Kingdom 0.2%
Doncasters US Finance LLC, 2025 Term Loan, 3 Month SOFR + 6.500%^	10.172%(c)	04/23/30		1,191	$1,199,932
International Schools Partnership, Term Loan, 3 Month SOFR + 4.500%^	8.171(c)	07/06/31		2,574	2,560,888
The Boots Group, Closing Date Sterling Term Loan, SONIA + 4.750%	8.476(c)	08/31/32	GBP	1,200	1,650,460
					5,411,280
United States 0.1%
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32		667	659,047
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		326	87,818
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 3.500%	8.786(c)	09/25/29		2,103	1,803,001
					2,549,866

Total Floating Rate and Other Loans (cost $10,650,130)					10,924,225
Municipal Bonds 0.3%
Louisiana 0.1%
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B^(x)	12.000	12/01/34		4,900	3,479,000
Wisconsin 0.2%
Public Finance Authority, Taxable, Revenue Bonds, Series C	9.250	09/01/55		5,050	4,673,500

Total Municipal Bonds (cost $9,717,217)					8,152,500
Residential Mortgage-Backed Securities 1.3%
United States
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.686(c)	07/01/26		1,805	1,813,823
CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64		745	741,823
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	10/25/41		1,000	1,015,000
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.247(c)	10/25/41		66	66,714
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	6.997(c)	11/25/41		260	264,683
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	6.847(c)	12/25/41		340	346,392
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.797(c)	03/25/42		1,200	1,227,660
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.397(c)	07/25/44		250	250,957
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.147(c)	04/25/34		931	932,975
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.697(c)	09/26/33		122	122,182

Fannie Mae REMIC, Series 2012-107, Class GI, IO	3.500	09/25/27		47	62
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.697(c)	12/25/50		400	426,675
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.697(c)	11/25/50		595	651,470
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.347(c)	01/25/34		381	382,452
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.097(c)	10/25/41		320	325,600
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.197(c)	10/25/41		78	78,388

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.497%(c)	11/25/41		830	$836,411
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.047(c)	09/25/41		150	152,109
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.797(c)	09/25/41		3,350	3,372,856
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.047(c)	12/25/41		2,350	2,380,103
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.197(c)	01/25/42		100	101,188
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.047(c)	05/25/42		300	308,907

Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43		3,293	517,326
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		1,500	1,507,779
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.537(c)	01/25/48		297	292,336
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.597(c)	04/25/34		311	313,641
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.197(c)	05/25/33		5,077	5,132,732
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.042(c)	03/29/27		4,681	4,727,380
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.792(c)	09/27/28		4,027	4,082,029

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.397(c)	11/25/31		1,239	1,250,431

Total Residential Mortgage-Backed Securities (cost $33,056,806)					33,622,084
Sovereign Bonds 34.1%
Andorra 0.1%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	700	817,342
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	428,916
					1,246,258
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	415,372	429,436
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	1,637,456	1,692,899
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	70,829	68,651
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	1,812	1,756
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	51,907	53,665
					2,246,407
Austria 0.1%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	2,349	1,879,804
Belize 0.1%
Platinum for Belize Blue Investment Co. LLC, Sec’d. Notes	4.470(cc)	10/20/40		3,450	3,072,190
Brazil 0.5%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		12,547	12,575,381
Brazilian Government International Bond, Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	550,708
					13,126,089

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125%	03/26/35	EUR	8,212	$9,463,389
Canada 0.5%
Canadian Government Bond, Bonds	4.000	06/01/41	CAD	650	495,912
Canadian Government Real Return Bond, Bonds	0.250	12/01/54	CAD	237	112,474
City of Toronto, Unsec’d. Notes	3.250	06/24/46	CAD	3,000	1,784,631
Province of Alberta, Unsec’d. Notes	3.050	12/01/48	CAD	3,500	2,009,856
Province of British Columbia, Unsec’d. Notes	2.800	06/18/48	CAD	3,000	1,650,556
Province of Manitoba, Unsec’d. Notes	3.200	03/05/50	CAD	3,000	1,740,472
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	3,000	1,877,156
Province of Quebec, Unsec’d. Notes, MTN	4.679(s)	10/01/39	CAD	2,800	1,112,838
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	3,500	2,112,081
					12,895,976
Chile 0.1%
Bonos de la Tesoreria de la Republica, Bonds	2.000	03/01/35	CLP	198,518	220,900
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	505,000	566,016
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,148,784
Sr. Unsec’d. Notes	3.875	07/09/31	EUR	200	244,256
					3,179,956
China 2.5%
China Government Bond,
Sr. Unsec’d. Notes	2.390	03/15/29	CNH	500	73,617
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	295,779
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	21,500	3,343,344
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,719,074
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	71,500	12,716,965
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	81,500	13,865,891
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	11,329,875
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,774,860
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	3,500	547,574
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	49,000	9,315,741
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,140,637

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	593,547
					65,716,904
Colombia 1.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	9,300	10,933,044
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	2,450	2,797,891
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	3,690	4,113,167
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,721,600

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.375%	02/15/27		7,176	$7,312,631
Sr. Unsec’d. Notes	9.850	06/28/27	COP	23,612,000	6,300,766
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,124,080
					34,303,179
Costa Rica 0.1%
Costa Rica Government International Bond,
Bonds, 144A	5.500	11/21/30	EUR	1,250	1,541,500
Sr. Unsec’d. Notes	6.550	04/03/34		1,000	1,082,000
					2,623,500
Cyprus 0.4%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	6,684,793
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,773,189
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,979,152
					11,437,134
Czech Republic 0.2%
Czech Republic Government Bond, Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,799,449
Denmark 0.1%
Denmark Government Bond,
Bonds	0.100	11/15/34	DKK	1,037	152,737
Bonds, Series 10Y	0.500	11/15/27	DKK	12,110	1,877,631
Bonds, Series 10Y	0.500	11/15/29	DKK	4,300	642,753
Bonds, Series 31Y	4.500	11/15/39	DKK	1,800	336,350
Bonds, Series 32Y	0.250	11/15/52	DKK	5,000	379,606
					3,389,077
Dominican Republic 0.0%
Dominican Republic International Bond, Sr. Unsec’d. Notes	4.875	09/23/32		1,000	958,000
Ecuador 0.5%
Amazon Conservation DAC,
Sr. Sec’d. Notes	6.034	01/16/42		2,770	2,848,253
Sr. Sec’d. Notes, 144A	6.034	01/16/42		9,000	9,254,252
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		452	332,901
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		221	161,331
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		252	185,244
Sr. Unsec’d. Notes, Series S22	5.000(cc)	07/31/40		182	134,454

Ecuador Social Bond Sarl, Gov’t. Gtd. Notes^	0.350	01/30/35		16,160	281,184
GPS Blue Financing DAC, Sec’d. Notes	5.645	11/09/41		240	238,800
					13,436,419

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt 0.3%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750%	04/16/26	EUR	700	$829,745
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	5,532,843
					6,362,588
Finland 0.1%
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,452,663
France 2.2%
Agence France Locale, Gtd. Notes, EMTN	3.125	03/20/34	EUR	2,300	2,673,060
Bpifrance SACA,
Gtd. Notes, EMTN	0.625	07/22/31	EUR	1,500	1,570,149
Gtd. Notes, EMTN	3.375	11/25/32	EUR	3,900	4,670,928
Gtd. Notes, EMTN	3.375	05/25/34	EUR	6,800	8,003,151

Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	21,505,827
French Republic Government Bond OAT,
Bonds, 144A	0.500	05/25/72	EUR	100	30,364
Bonds, Series OATe, 144A	0.100	07/25/38	EUR	120	118,368
Bonds, Series OATi, 144A	0.550	03/01/39	EUR	106	106,023

Ile-de-France Mobilites, Sr. Unsec’d. Notes, EMTN	0.950	02/16/32	EUR	1,400	1,465,572
Region of Ile de France, Sr. Unsec’d. Notes, EMTN	2.900	04/30/31	EUR	1,700	2,017,009
SFIL SA, Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	9,100	10,763,715
Societe Des Grands Projets EPIC, Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	2,000	2,077,602
Ville de Paris, Sr. Unsec’d. Notes, EMTN	1.750	05/25/31	EUR	2,800	3,123,949
					58,125,717
Gabon 0.3%
Gabon Blue Bond Master Trust 2, Insured Notes	6.097	08/01/38		7,715	7,790,916
Germany 0.0%
Deutsche Bundesrepublik Inflation-Linked Bond, Bonds	0.100	04/15/46	EUR	130	121,605
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	28,286
					149,891
Greece 3.6%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/26	EUR	52	61,051
Bonds	4.300	02/24/27	EUR	99	119,581
Bonds	4.300	02/24/28	EUR	64	78,333
Bonds	4.300	02/24/29	EUR	194	237,259
Bonds	4.300	02/24/30	EUR	501	619,206
Bonds	4.300	02/24/31	EUR	169	208,912
Bonds	4.300	02/24/32	EUR	158	195,289
Bonds	4.300	02/24/33	EUR	46	56,345
Bonds	4.300	02/24/34	EUR	95	115,990

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/35	EUR	199	$244,473
Bonds	4.300	02/24/36	EUR	131	158,237
Bonds	4.300	02/24/37	EUR	157	189,194
Bonds	4.300	02/24/38	EUR	268	324,102
Bonds	4.300	02/24/39	EUR	319	378,893
Bonds	4.300	02/24/40	EUR	378	449,402
Bonds	4.300	02/24/41	EUR	300	358,712
Bonds	4.300	02/24/42	EUR	923	1,094,920
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	63,269,476
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,781,703
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,198	13,210,388
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,818,230
					93,969,696
Guatemala 0.0%
Guatemala Government Bond, Sr. Unsec’d. Notes, 144A	6.250	08/15/36		1,000	1,041,250
Hong Kong 0.1%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	22,000	3,417,474
Hungary 0.5%
Hungary Government Bond, Bonds, Series 27/A	3.000	10/27/27	HUF	800,000	2,363,397
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		1,375	1,181,125
Sr. Unsec’d. Notes	5.500	03/26/36		400	397,600
Sr. Unsec’d. Notes, Series 10Y	4.500	06/16/34	EUR	1,200	1,446,430
Sr. Unsec’d. Notes, Series 12Y	1.625	04/28/32	EUR	2,976	3,094,024

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000	05/16/29	EUR	3,600	4,564,859
					13,047,435
India 0.3%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	50,000	7,217,641
Indonesia 2.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	11,999,261
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	9,375,229
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	10,060	10,611,432
Sr. Unsec’d. Notes	2.500	10/31/30	CNH	10,000	1,430,261
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	3,200	3,797,861
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	16,919,188
					54,133,232
Israel 0.3%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,517	5,295,497
State of Israel, Sr. Unsec’d. Notes, EMTN	6.250	11/21/27		1,500	1,556,250
					6,851,747

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy 3.4%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160%	06/17/26	EUR	158	$186,817
City of Milan, Sr. Unsec’d. Notes	4.019	06/29/35	EUR	6,958	8,407,962
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, 144A	1.800	05/15/36	EUR	104	125,503
Sr. Unsec’d. Notes, Series 10Y	3.850	07/01/34	EUR	500	619,222
Sr. Unsec’d. Notes, Series 10Y	4.200	03/01/34	EUR	250	317,502
Sr. Unsec’d. Notes, Series 11Y	3.850	02/01/35	EUR	3,085	3,809,400
Sr. Unsec’d. Notes, Series 16Y, 144A	3.350	03/01/35	EUR	1,285	1,530,653
Sr. Unsec’d. Notes, Series VALR	4.100(cc)	10/10/28	EUR	1,000	1,232,314

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	5,942	6,636,672
Region of Lombardy, Sr. Unsec’d. Notes	5.804	10/25/32		2,590	2,433,052
Region of Piemont Italy, Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.155% (Cap N/A, Floor 0.000%)	2.276(c)	11/27/36	EUR	4,000	4,042,000
Region of Umbria, Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	2.303(c)	03/26/31	EUR	599	670,954
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	5,496,760
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	9,799,134
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,744,494
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	1,635	2,168,965
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,100	23,258,210
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,441,695
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		3,300	3,175,203
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		1,492	1,094,246
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		5,900	6,218,533
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.455(c)	05/11/26	EUR	3,000	3,552,494
					88,961,785
Japan 1.5%
Japan Government Ten Year Bond, Bonds, Series 380	1.700	09/20/35	JPY	300,000	1,853,595
Japan Government Thirty Year Bond, Bonds, Series 88	3.200	09/20/55	JPY	4,200,000	25,203,327
Japan Government Twenty Year Bond,
Bonds, Series 159	0.600	12/20/36	JPY	350,000	1,879,683
Bonds, Series 189	1.900	06/20/44	JPY	377,000	2,026,171
Bonds, Series 194	2.700	09/20/45	JPY	1,471,700	8,851,555
					39,814,331
Lebanon 0.0%
Lebanon Government International Bond, Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		1,000	288,895
Malta 0.1%
Malta Government Bond,
Bonds, Series 16Y	1.200	05/13/37	EUR	1,000	887,199
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,567,373
					3,454,572

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 1.7%
Eagle Funding Luxco Sarl, Sr. Unsec’d. Notes, 144A	5.500%	08/17/30		13,210	$13,408,150
Mexican Udibonos, Bonds, Series S	3.250	11/12/43	MXN	10	423,045
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	10,936,454
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,629,784
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,695,468
Sr. Unsec’d. Notes	3.500	09/19/29	EUR	1,020	1,208,424
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	790,375
Sr. Unsec’d. Notes	4.500	03/19/34	EUR	1,070	1,265,788
Sr. Unsec’d. Notes	5.125	03/19/38	EUR	3,600	4,259,792
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	365,271
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,526,266
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	999,322
					44,508,139
New Zealand 0.2%
New Zealand Government Bond, Unsec’d. Notes, Series 528	0.250	05/15/28	NZD	8,000	4,490,751
Norway 0.1%
Norway Government Bond, Sr. Unsec’d. Notes, Series 479, 144A	1.750	02/17/27	NOK	22,000	2,231,425
Panama 0.6%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.875	01/31/36		300	323,439
Sr. Unsec’d. Notes	8.125	04/28/34		14,336	16,345,190
					16,668,629
Peru 0.6%
Peru Government Bond, Bonds	5.940	02/12/29	PEN	6,000	1,872,436
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,203,723
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	11,416,627
					14,492,786
Philippines 1.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,946,042
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,354,956
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	929,275
Sr. Unsec’d. Notes	3.625	02/04/32	EUR	1,000	1,193,444
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	4,636,200
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,003,360
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,292,711
					29,355,988
Poland 0.2%
Republic of Poland Government Bond,
Bonds	1.750	08/25/31	PLN	419	114,345
Bonds, Series 0426	5.048(s)	04/25/26	PLN	1,000	279,087
Bonds, Series 0428	2.750	04/25/28	PLN	1,000	276,808
Bonds, Series 0429	5.750	04/25/29	PLN	1,000	296,950

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Poland (cont’d.)
Republic of Poland Government Bond, (cont’d.)
Bonds, Series 0432	1.750%	04/25/32	PLN	1,000	$238,953
Bonds, Series 0527	3.750	05/25/27	PLN	1,000	283,151
Bonds, Series 0726	2.500	07/25/26	PLN	1,000	280,455
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	277,933
Bonds, Series 0728	7.500	07/25/28	PLN	5,000	1,533,563
Bonds, Series 0729	4.750	07/25/29	PLN	1,000	288,404
Bonds, Series 1026	0.250	10/25/26	PLN	1,000	275,675
Bonds, Series 1029	2.750	10/25/29	PLN	1,000	269,582
Bonds, Series 1030	1.250	10/25/30	PLN	1,000	245,659
Bonds, Series 1033	6.000	10/25/33	PLN	1,000	302,547
Bonds, Series 1034	5.000	10/25/34	PLN	1,000	282,054

Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	664,560
					5,909,726
Portugal 0.1%
Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491	10/01/27	EUR	400	458,627
Sr. Unsec’d. Notes	1.006	06/15/29	EUR	300	335,895
Sr. Unsec’d. Notes	1.095	09/27/36	EUR	600	536,375
Sr. Unsec’d. Notes	2.163	04/06/32	EUR	500	552,889
Sr. Unsec’d. Notes	3.720	10/17/28	EUR	400	485,543

Regiao Autonoma Madeira, Sr. Unsec’d. Notes	1.141	12/04/34	EUR	1,000	951,243
					3,320,572
Romania 0.9%
Romania Government Bond,
Bonds, Series 04Y	7.200	10/28/26	RON	500	117,258
Bonds, Series 04Y	7.200	05/31/27	RON	500	118,042
Bonds, Series 05Y	3.250	06/24/26	RON	500	115,184
Bonds, Series 05Y	4.250	04/28/36	RON	500	95,896
Bonds, Series 05Y	6.300	04/25/29	RON	500	116,796
Bonds, Series 06Y	8.750	10/30/28	RON	500	123,894
Bonds, Series 07Y	2.500	10/25/27	RON	500	109,737
Bonds, Series 07Y	4.850	04/22/26	RON	500	116,065
Bonds, Series 07Y	8.000	04/29/30	RON	500	123,823
Bonds, Series 08Y	4.150	01/26/28	RON	500	112,305
Bonds, Series 08Y	4.850	07/25/29	RON	500	111,581
Bonds, Series 08Y	7.350	04/28/31	RON	500	121,658
Bonds, Series 10Y	4.150	10/24/30	RON	500	106,518
Bonds, Series 10Y	5.000	02/12/29	RON	500	112,800
Bonds, Series 10Y	6.700	02/25/32	RON	500	117,468
Bonds, Series 10Y	7.200	10/30/33	RON	500	120,449
Bonds, Series 10Y	8.250	09/29/32	RON	500	126,971
Bonds, Series 11Y	7.100	07/31/34	RON	500	120,001
Bonds, Series 15Y	3.650	09/24/31	RON	500	101,800
Bonds, Series 15Y	4.750	10/11/34	RON	500	102,140
Bonds, Series 15Y	5.800	07/26/27	RON	500	115,890
Bonds, Series 15Y	7.900	02/24/38	RON	500	127,542
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,824,532
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,708,046
Sr. Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,300,143
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,124,740
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,181,841
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	2,055,933

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.500%	04/03/34	EUR	1,000	$1,076,452
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,064,444
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,786	1,833,225
Sr. Unsec’d. Notes, EMTN	6.750	07/11/39	EUR	1,003	1,282,532
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	827,364
					23,813,070
San Marino 0.0%
San Marino Government Bond, Sr. Unsec’d. Notes, Series 4Y	6.500	01/19/27	EUR	300	363,794
Saudi Arabia 0.6%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	16,656	15,498,404
Serbia 1.3%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	6,625,419
Sr. Unsec’d. Notes	2.125	12/01/30		9,015	7,925,176
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	18,461,872
					33,012,467
Slovakia 0.1%
Slovakia Government Bond, Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,864,933
Slovenia 0.1%
Slovenia Government Bond, Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	104,683
Slovenia Government International Bond, Bonds	5.000	09/19/33		3,200	3,318,400
					3,423,083
South Africa 0.1%
Republic of South Africa Government Bond - CPI Linked, Sr. Unsec’d. Notes, Series 2046	2.500	03/31/46	ZAR	5,436	260,730
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	2,200	2,617,862
					2,878,592
Spain 2.5%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	756,498
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,276,243
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	4,265,485
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,929,083
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,742,096
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	2,144,412
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	7,225	7,647,072
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,299,407
Spain Government Bond Coupon Strips,
Bonds	0.449(s)	07/30/29	EUR	438	476,737
Sr. Unsec’d. Notes	1.296(s)	07/30/41	EUR	436	285,137

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Sr. Unsec’d. Notes, Series CAC	0.320%(s)	01/31/33	EUR	2,100	$2,030,825
Sr. Unsec’d. Notes, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,910,705
Sr. Unsec’d. Notes, Series CAC	0.958(s)	01/31/35	EUR	168	148,171
Sr. Unsec’d. Notes, Series CAC	1.027(s)	01/31/36	EUR	168	141,531
Sr. Unsec’d. Notes, Series CAC	1.078(s)	01/31/37	EUR	168	135,531
Sr. Unsec’d. Notes, Series CAC	1.128(s)	07/30/36	EUR	862	715,515
Sr. Unsec’d. Notes, Series CAC	1.212(s)	07/30/37	EUR	862	683,990
Sr. Unsec’d. Notes, Series CAC	1.297(s)	07/30/38	EUR	862	652,792
Sr. Unsec’d. Notes, Series CAC	1.365(s)	07/30/42	EUR	300	185,844
Sr. Unsec’d. Notes, Series CAC	1.405(s)	07/30/43	EUR	300	176,365
Sr. Unsec’d. Notes, Series CAC	1.455(s)	07/30/44	EUR	300	166,441
Sr. Unsec’d. Notes, Series CAC	1.475(s)	07/30/45	EUR	300	159,582
Sr. Unsec’d. Notes, Series CAC	1.485(s)	07/30/46	EUR	300	153,612
Sr. Unsec’d. Notes, Series CAC	1.504(s)	07/30/47	EUR	300	146,452
Sr. Unsec’d. Notes, Series CAC	1.514(s)	07/30/48	EUR	300	139,689
Sr. Unsec’d. Notes, Series CAC	1.544(s)	07/30/49	EUR	300	133,840
Sr. Unsec’d. Notes, Series CAC	1.564(s)	07/30/50	EUR	300	129,088
Sr. Unsec’d. Notes, Series CAC	1.594(s)	07/30/51	EUR	300	122,762
Sr. Unsec’d. Notes, Series CAC	1.623(s)	07/30/52	EUR	300	119,083
Sr. Unsec’d. Notes, Series CAC	1.663(s)	07/30/53	EUR	300	110,480
Sr. Unsec’d. Notes, Series CAC	1.683(s)	07/30/54	EUR	300	102,500
Sr. Unsec’d. Notes, Series CAC	1.703(s)	07/30/55	EUR	300	97,312
Sr. Unsec’d. Notes, Series CAC	1.732(s)	07/30/56	EUR	300	88,710
Sr. Unsec’d. Notes, Series CAC	1.772(s)	07/30/57	EUR	300	84,728
Sr. Unsec’d. Notes, Series CAC	1.782(s)	07/30/58	EUR	300	84,566
Sr. Unsec’d. Notes, Series CAC	1.812(s)	07/30/59	EUR	300	77,754
Sr. Unsec’d. Notes, Series CAC	1.851(s)	07/30/60	EUR	300	76,795
Sr. Unsec’d. Notes, Series CAC	1.871(s)	07/30/61	EUR	300	72,837
Sr. Unsec’d. Notes, Series CAC	1.891(s)	07/30/62	EUR	300	68,222
Sr. Unsec’d. Notes, Series CAC	1.921(s)	07/30/63	EUR	300	65,794
Sr. Unsec’d. Notes, Series CAC	1.950(s)	07/30/64	EUR	300	62,547
Sr. Unsec’d. Notes, Series CAC	1.980(s)	07/30/65	EUR	300	59,651
Sr. Unsec’d. Notes, Series CAC	2.010(s)	07/30/66	EUR	300	58,901

Spain Government Bond Principal Strips, Sr. Unsec’d. Notes, Series CAC	0.794(s)	07/30/41	EUR	1,700	1,106,757
Spain Government Inflation-Linked Bond, Sr. Unsec’d. Notes, 144A	1.150	11/30/36	EUR	104	120,474
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	22,501,217
					65,713,233
Sweden 0.1%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	78,493
Sr. Unsec’d. Notes, EMTN	10.550(s)	03/30/32	MXN	43,890	1,414,922

Sweden Government Bond, Bonds, Series 1053	3.500	03/30/39	SEK	10,000	1,190,782
					2,684,197
Trinidad & Tobago 0.1%
Trinidad & Tobago Government International Bond, Sr. Unsec’d. Notes, 144A	6.500	01/28/36		2,215	2,208,089
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	568,622

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey 0.1%
Turkiye Government Bond,
Bonds	2.480%	05/02/29	TRY	5,003	$105,425
Bonds, Series 4Y, BIST Index + 0.000%	38.652(c)	09/06/28	TRY	57,276	1,327,620
Bonds, Series 4Y, BIST Index + 0.000%	39.582(c)	05/17/28	TRY	47,324	1,100,748
					2,533,793
United Arab Emirates 0.3%
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	4.625	01/17/31	EUR	3,400	4,062,955
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	3,600	4,301,953
					8,364,908
United Kingdom 0.3%
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	830,226
United Kingdom Gilt,
Bonds	0.875	01/31/46	GBP	100	63,690
Bonds	1.125	01/31/39	GBP	100	88,368
Bonds	1.250	10/22/41	GBP	100	81,368
Bonds	1.250	07/31/51	GBP	100	59,796
Bonds	1.500	07/22/47	GBP	100	71,335
Bonds	1.625	10/22/71	GBP	100	54,313
Bonds	1.750	01/22/49	GBP	100	73,372
Bonds	1.750	07/22/57	GBP	100	63,348
Bonds	2.500	07/22/65	GBP	100	75,059
Bonds	3.250	01/22/44	GBP	100	106,392
Bonds	3.500	07/22/68	GBP	100	97,229
Bonds	3.750	07/22/52	GBP	100	107,301
Bonds	4.000	01/22/60	GBP	100	109,900
Bonds	4.250	03/07/36	GBP	300	398,178
Bonds	4.250	09/07/39	GBP	180	230,808
Bonds	4.250	12/07/40	GBP	100	126,597
Bonds	4.250	12/07/46	GBP	4,475	5,378,030
Bonds	4.250	12/07/49	GBP	100	118,507
Bonds	4.250	12/07/55	GBP	100	115,962
Bonds	4.500	12/07/42	GBP	100	127,919
Bonds	4.750	12/07/38	GBP	100	135,863

United Kingdom Inflation-Linked Gilt Bond, Bonds, Series 3M	0.125	03/22/44	GBP	167	162,955
					8,676,516
Uruguay 0.0%
Uruguay Government International Bond, Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	518,997
Vietnam 1.2%
Vietnam Government International Bond, Sec’d. Notes, Series 30Y	5.500(cc)	03/12/28		33,798	32,474,858

Total Sovereign Bonds (cost $959,100,098)					895,429,136
U.S. Government Agency Obligation 0.8%
Federal National Mortgage Assoc. (cost $23,118,566)	5.375	12/07/28	GBP	15,000	21,131,258

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 11.9%
U.S. Treasury Bonds(k)	1.125%	08/15/40	160	$100,075
U.S. Treasury Bonds	1.250	05/15/50	1,000	477,188
U.S. Treasury Bonds	1.375	08/15/50	1,000	490,156
U.S. Treasury Bonds	1.625	11/15/50	1,000	522,813
U.S. Treasury Bonds	1.875	02/15/51	1,000	557,031
U.S. Treasury Bonds	1.875	11/15/51	1,000	550,469
U.S. Treasury Bonds	2.000	02/15/50	1,000	584,375
U.S. Treasury Bonds	2.000	08/15/51	1,000	570,937
U.S. Treasury Bonds(k)	2.250	05/15/41	545	399,553
U.S. Treasury Bonds	2.250	08/15/49	56,637	35,380,426
U.S. Treasury Bonds	2.250	02/15/52	1,000	604,062
U.S. Treasury Bonds(h)	2.375	02/15/42	56,495	41,435,552
U.S. Treasury Bonds	2.375	11/15/49	1,000	639,844
U.S. Treasury Bonds(h)(k)	2.375	05/15/51	45,110	28,320,622
U.S. Treasury Bonds	2.875	05/15/49	22,900	16,366,344
U.S. Treasury Bonds	2.875	05/15/52	1,000	695,625
U.S. Treasury Bonds	3.000	02/15/49	3,000	2,201,719
U.S. Treasury Bonds	3.000	08/15/52	1,000	712,969
U.S. Treasury Bonds(h)(k)	3.375	11/15/48	41,310	32,550,989
U.S. Treasury Bonds	3.625	02/15/53	1,000	805,469
U.S. Treasury Bonds	3.625	05/15/53	1,000	804,844
U.S. Treasury Bonds	4.000	11/15/52	1,000	863,125
U.S. Treasury Bonds(k)	4.125	08/15/44	21,410	19,583,460
U.S. Treasury Bonds	4.125	08/15/53	1,000	880,937
U.S. Treasury Bonds	4.250	02/15/54	1,000	899,687
U.S. Treasury Bonds	4.625	11/15/44	2,390	2,332,117
U.S. Treasury Bonds	4.625	05/15/54	1,000	957,656
U.S. Treasury Bonds	4.750	11/15/53	3,260	3,183,594
U.S. Treasury Bonds	4.750	05/15/55	660	645,047
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	02/15/55	514	486,863
U.S. Treasury Notes	1.875	02/15/32	1,415	1,258,687
U.S. Treasury Notes	2.875	05/15/32	2,035	1,911,946
U.S. Treasury Notes	3.625	08/31/30	9,000	8,942,344
U.S. Treasury Notes(h)	3.875	09/30/32	45,621	45,278,842
U.S. Treasury Notes(k)	4.000	06/30/32	26,455	26,496,336
U.S. Treasury Notes	4.375	05/15/34	32,015	32,530,241
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	85	69,144
U.S. Treasury Strips Coupon	1.888(s)	08/15/29	345	302,541
U.S. Treasury Strips Coupon	2.089(s)	11/15/35	800	520,850
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	800	397,079

Total U.S. Treasury Obligations (cost $323,204,913)				312,311,558

	Shares
Common Stocks 0.1%
Jamaica 0.0%
Digicel International Finance Ltd.*(x)	59,495	1,085,813
United States 0.1%
Diamond Sports Group LLC*(x)	44,198	8,309
Expand Energy Corp.	23,063	2,592,512
Ferrellgas Partners LP (Class B Stock)*	2,731	488,206
		3,089,027

Total Common Stocks (cost $467,715)		4,174,840

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 0.5%
Jamaica 0.0%
Digicel International Finance Ltd.*^(x)	3,857	$48,414
United States 0.5%
Citigroup, Inc. Series II, 6.250%, Maturing 02/15/31(oo)	260,011	6,523,676
Federal Home Loan Mortgage Corp. Series Z, 8.375%(cc), Maturing 12/31/27(a)(oo)	10,000	119,100
Federal National Mortgage Assoc. Series S, 8.250%(cc), Maturing 12/31/30(a)(oo)	10,000	129,700
Ferrellgas Escrow LLC 8.956%, Maturing 03/30/31^	633	688,388
MetLife, Inc. Series E, 5.625%, Maturing 03/01/26(oo)	38,476	926,502
QXO, Inc. 4.750%, Maturing 12/31/79^	3,630,000	3,630,000
Wells Fargo & Co. Series Y, 5.625%, Maturing 03/15/26(a)(oo)	526	12,771
		12,030,137

Total Preferred Stocks (cost $12,044,554)		12,078,551

Options Purchased*~ 0.0%
(cost $889,782)	$1,009,647

	Units
Warrants* 0.0%
Spain 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	21	75
United States 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	82,206	1

Total Warrants (cost $815)		76

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 97.5% (cost $2,658,210,471)		2,562,340,694
Options Written*~ (0.1)%
(premiums received $1,366,105)		(1,221,699)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 97.4% (cost $2,656,844,366)		2,561,118,995

Shares
Short-Term Investments 2.7%
Affiliated Mutual Funds 2.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	59,041,001	59,041,001

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $11,110,797; includes $11,084,580 of cash collateral for securities on loan)(b)(wb)	11,118,233	$11,111,562

Total Affiliated Mutual Funds (cost $70,151,798)		70,152,563
Options Purchased*~ 0.0%
(cost $524,099)		537,206

Total Short-Term Investments (cost $70,675,897)		70,689,769

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 100.1% (cost $2,727,520,263)		2,631,808,764
Options Written*~ (0.0)%
(premiums received $423,075)		(387,282)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 100.1% (cost $2,727,097,188)		2,631,421,482
Liabilities in excess of other assets(z) (0.1)%		(2,809,473)

Net Assets 100.0%		$2,628,612,009

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
AID—Agency for International Development
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIST—Borsa Istanbul Index (Turkish Stock Exchange)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDX—Credit Derivative Index
CF—CF Secured, LLC
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
CORRA—Canadian Overnight Repo Rate Average
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
N/A—Not Applicable
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SHIR—Shekel Overnight Interest Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TIPS—Treasury Inflation-Protected Securities
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,234,232 and 1.5% of net assets.

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,814,534; cash collateral of $11,084,580 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$909,111	$870,000	0.0%
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	885,052	845,000	0.0
Diamond Sports Group LLC*	01/02/25	116,918	8,309	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	35	35	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	24	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	13,550	48,414	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	71,768	1,085,813	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	775,000	805,861	0.0
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	195,000	442,500	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	108,750	239,929	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/18/18-11/18/21	4,944,688	4,853,720	0.2
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	04/19/24	1,309,750	1,344,351	0.1
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.460%(c), 05/31/26^(d)	05/18/21	19,079,706	16,980,939	0.7
Plaquemines Port Harbor & Terminal District, Series B, Taxable, Revenue Bonds, 144A, 12.000%, 12/01/34^	06/04/24	4,900,000	3,479,000	0.1
Total		$33,309,352	$31,003,872	1.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at January 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $43,032)^	44	$43,089	$57	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $71,719)^	73	71,815	96	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,813,500	13,500	—
		$1,928,404	$13,653	$—
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38		414		1,035	$41,400
(cost $46,816)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		24,833	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		49,665	—
Total OTC Traded (cost $55,253)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(T)	1 Day SOFR(T)/ 3.680%		132,825	$—
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.30%	1.30%(A)	3 Month EURIBOR(Q)/ 2.031%	EUR	68,585	854
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.90%	1.90%(A)	3 Month EURIBOR(Q)/ 2.031%	EUR	68,585	14,438
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	2.07%	2.07%(A)	3 Month EURIBOR(Q)/ 2.031%	EUR	113,840	91,185
20-Year Interest Rate Swap, 10/25/50	Call	DB	10/24/30	4.81%	4.81%(S)	6 Month BBSW(S)/ 4.090%	AUD	10,000	269,773
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.60%	1 Day SOFR(A)/ 3.680%	3.60%(A)		68,470	125,334
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		68,380	389,329
20-Year Interest Rate Swap, 10/25/50	Put	DB	10/24/30	4.81%	6 Month BBSW(S)/ 4.090%	4.81%(S)	AUD	10,000	614,540
Total OTC Swaptions (cost $1,311,812)									$1,505,453
Total Options Purchased (cost $1,413,881)									$1,546,853
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50		414		1,035	$(18,113)
(premiums received $22,227)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Israel GAP^	Put	MSI	04/24/26	$85.00		—		5,000	$(13)
(premiums received $11,209)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(T)/ 3.680%	2.37%(T)		265,650	$—
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.60%	3 Month EURIBOR(Q)/ 2.031%	1.60%(A)	EUR	137,170	(5,591)
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	1.67%	3 Month EURIBOR(Q)/ 2.031%	1.67%(A)	EUR	113,840	(9,647)
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	1.87%	3 Month EURIBOR(Q)/ 2.031%	1.87%(A)	EUR	113,840	(25,981)
1-Year Interest Rate Swap, 09/10/27	Call	BNP	09/08/26	2.88%	1 Day SOFR(T)/ 3.680%	2.88%(T)		81,840	(65,929)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 09/27/28	Call	BOA	09/23/27	2.75%	1 Day SOFR(T)/ 3.680%	2.75%(T)		42,370	$(58,753)
1-Year Interest Rate Swap, 09/28/28	Call	BNP	09/24/27	2.75%	1 Day SOFR(T)/ 3.680%	2.75%(T)		42,370	(58,782)
1-Year Interest Rate Swap, 05/20/27	Put	CITI	05/18/26	2.27%	2.27%(Q)	3 Month EURIBOR(Q)/ 2.031%	EUR	68,585	(6,420)
1-Year Interest Rate Swap, 09/10/27	Put	BNP	09/08/26	2.88%	2.88%(T)	1 Day SOFR(T)/ 3.680%		81,840	(353,040)
1-Year Interest Rate Swap, 09/27/28	Put	BOA	09/23/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.680%		42,370	(304,555)
1-Year Interest Rate Swap, 09/28/28	Put	BNP	09/24/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.680%		42,370	(304,796)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.680%		68,470	(53,824)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.12%	4.12%(A)	1 Day SOFR(A)/ 3.680%		68,470	(22,007)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		68,380	(202,575)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		68,380	(118,955)
Total OTC Swaptions (premiums received $1,755,744)									$(1,590,855)
Total Options Written (premiums received $1,789,180)									$(1,608,981)
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
151	3 Month EuroSTR	Mar. 2026	$43,879,990	$(1,403)
2,273	5 Year U.S. Treasury Notes	Mar. 2026	247,597,185	(1,302,270)
297	10 Year Euro-Bund	Mar. 2026	45,122,114	(282,566)
14	10 Year U.S. Ultra Treasury Notes	Mar. 2026	1,598,188	(17,844)
263	20 Year U.S. Treasury Bonds	Mar. 2026	30,277,875	8,119
222	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	26,071,125	(491,082)
1,493	Japanese Yen Currency	Mar. 2026	121,184,944	310,316
				(1,776,730)
Short Positions:
833	2 Year U.S. Treasury Notes	Mar. 2026	173,673,993	348,540
852	5 Year Euro-Bobl	Mar. 2026	117,766,561	387,658
28	10 Year U.S. Treasury Notes	Mar. 2026	3,131,188	41,961
14	30 Year Euro Buxl	Mar. 2026	1,823,448	59,065
500	British Pound Currency	Mar. 2026	42,803,125	(1,126,259)
98	Euro Currency	Mar. 2026	14,568,925	(228,314)
200	Euro Schatz Index	Mar. 2026	25,343,968	17,595
				(499,754)
				$(2,276,484)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Bond forward contracts outstanding at January 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#		Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
4.875%, 08/15/45	GSI	03/10/26		47,250	$101.07	$47,753,681	$47,527,093	$—	$(226,588)
U.S. Treasury Note
2.250%, 11/15/27	JPM	03/17/26		27,400	$98.06	26,868,123	26,846,319	—	(21,804)
2.375%, 05/15/27	JPM	03/17/26		57,900	$98.78	57,196,311	57,162,288	—	(34,023)
United Kingdom Gilt
4.250%, 12/07/49	CITI	03/04/26	GBP	2,500	$87.34	2,987,748	2,991,645	3,897	—
						$134,805,863	$134,527,345	$3,897	$(282,415)
Forward foreign currency exchange contracts outstanding at January 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/26	JPM	AUD	32,683	$21,835,136	$22,751,703	$916,567	$—
British Pound,
Expiring 04/22/26	BARC	GBP	14,733	19,818,642	20,156,886	338,244	—
Canadian Dollar,
Expiring 04/22/26	CITI	CAD	9,747	7,053,511	7,183,325	129,814	—
Expiring 04/22/26	MSI	CAD	2,308	1,680,227	1,701,226	20,999	—
Chilean Peso,
Expiring 03/18/26	CITI	CLP	1,149,859	1,251,929	1,315,484	63,555	—
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	353,761	50,452,980	50,964,378	511,398	—
Expiring 03/18/26	GSI	CNH	55,895	8,075,335	8,052,465	—	(22,870)
Expiring 03/18/26	GSI	CNH	13,008	1,873,912	1,873,959	47	—
Expiring 03/18/26	HSBC	CNH	47,327	6,735,082	6,818,149	83,067	—
Danish Krone,
Expiring 04/22/26	HSBC	DKK	9,828	1,540,269	1,567,333	27,064	—
Euro,
Expiring 04/22/26	MSI	EUR	12,164	14,343,500	14,475,273	131,773	—
Hong Kong Dollar,
Expiring 07/02/26	CITI	HKD	77,362	10,000,000	9,944,943	—	(55,057)
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	164,734,000	9,841,329	9,811,592	—	(29,737)
Israeli Shekel,
Expiring 03/18/26	BARC	ILS	10,107	3,109,868	3,261,973	152,105	—
Malaysian Ringgit,
Expiring 03/18/26	BARC	MYR	46,486	11,342,246	11,812,018	469,772	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	3,336	923,370	939,005	15,635	—
Singapore Dollar,
Expiring 03/18/26	JPM	SGD	7,532	5,853,132	5,941,149	88,017	—
South Korean Won,
Expiring 03/18/26	JPM	KRW	42,640,292	29,124,888	29,439,827	314,939	—
Swiss Franc,
Expiring 04/22/26	CITI	CHF	4,425	5,582,619	5,775,228	192,609	—
Thai Baht,
Expiring 03/18/26	HSBC	THB	250,493	7,951,158	7,986,433	35,275	—
				$218,389,133	$221,772,349	3,490,880	(107,664)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Colombian Peso,
Expiring 03/18/26	CITI	COP	11,877,279	$3,036,502	$3,182,105	$—	$(145,603)
Euro,
Expiring 04/22/26	BNP	EUR	2,882	3,432,123	3,429,801	2,322	—
Expiring 04/22/26	DB	EUR	68,724	80,472,972	81,780,036	—	(1,307,064)
Expiring 04/22/26	SSB	EUR	80,178	93,607,911	95,410,042	—	(1,802,131)
Expiring 04/22/26	UAG	EUR	80,178	93,569,023	95,410,041	—	(1,841,018)
Hong Kong Dollar,
Expiring 07/02/26	HSBC	HKD	77,280	10,000,000	9,934,402	65,598	—
Japanese Yen,
Expiring 04/22/26	BARC	JPY	445,995	2,910,550	2,902,570	7,980	—
Expiring 04/22/26	MSI	JPY	1,768,897	11,272,164	11,512,110	—	(239,946)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	106,061	5,778,485	6,042,038	—	(263,553)
Swedish Krona,
Expiring 04/22/26	HSBC	SEK	86,566	9,454,190	9,759,177	—	(304,987)
				$313,533,920	$319,362,322	75,900	(5,904,302)
						$3,566,780	$(6,011,966)
Credit default swap agreements outstanding at January 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/30	1.000%(Q)	2,000	$169,491	$940	$168,551	DB
Dominican Republic (D01)	12/20/30	1.000%(Q)	2,000	30,039	940	29,099	DB
Emirate of Abu Dhabi (D01)	12/20/30	1.000%(Q)	2,000	(64,175)	940	(65,115)	DB
Federal Republic of Nigeria (D01)	12/20/30	1.000%(Q)	2,000	171,940	940	171,000	DB
Federation of Malaysia (D01)	12/20/30	1.000%(Q)	2,000	(56,668)	940	(57,608)	DB
Federative Republic of Brazil (D01)	12/20/30	1.000%(Q)	9,000	104,938	4,230	100,708	DB
Kingdom of Bahrain (D01)	12/20/30	1.000%(Q)	2,000	84,525	940	83,585	DB
Kingdom of Morocco (D01)	12/20/30	1.000%(Q)	2,000	(22,937)	940	(23,877)	DB
Kingdom of Saudi Arabia (D01)	12/20/30	1.000%(Q)	9,000	(117,989)	4,230	(122,219)	DB
People’s Republic of China (D01)	12/20/30	1.000%(Q)	9,000	(237,560)	4,230	(241,790)	DB
Republic of Argentina (D01)	12/20/30	1.000%(Q)	2,000	345,708	940	344,768	DB
Republic of Chile (D01)	12/20/30	1.000%(Q)	4,000	(112,789)	1,880	(114,669)	DB
Republic of Colombia (D01)	12/20/30	1.000%(Q)	6,000	263,641	2,820	260,821	DB
Republic of Indonesia (D01)	12/20/30	1.000%(Q)	7,000	(81,031)	3,290	(84,321)	DB
Republic of Ivory Coast (D01)	12/20/30	1.000%(Q)	2,000	126,781	940	125,841	DB
Republic of Panama (D01)	12/20/30	1.000%(Q)	3,000	30,791	1,410	29,381	DB
Republic of Peru (D01)	12/20/30	1.000%(Q)	3,000	(56,518)	1,410	(57,928)	DB
Republic of Philippines (D01)	12/20/30	1.000%(Q)	3,000	(57,932)	1,410	(59,342)	DB
Republic of South Africa (D01)	12/20/30	1.000%(Q)	9,000	138,042	4,230	133,812	DB
Republic of Turkey (D01)	12/20/30	1.000%(Q)	9,000	445,503	4,230	441,273	DB
Sultanate of Oman (D01)	12/20/30	1.000%(Q)	2,000	(21,063)	940	(22,003)	DB
United Mexican States (D01)	12/20/30	1.000%(Q)	9,000	(55,965)	4,230	(60,195)	DB
Arab Republic of Egypt (D02)	12/20/30	1.000%(Q)	2,000	169,491	572	168,919	BOA
Dominican Republic (D02)	12/20/30	1.000%(Q)	2,000	30,038	572	29,466	BOA
Emirate of Abu Dhabi (D02)	12/20/30	1.000%(Q)	2,000	(64,175)	572	(64,747)	BOA
Federal Republic of Nigeria (D02)	12/20/30	1.000%(Q)	2,000	171,940	572	171,368	BOA
Federation of Malaysia (D02)	12/20/30	1.000%(Q)	2,000	(56,668)	572	(57,240)	BOA
Federative Republic of Brazil (D02)	12/20/30	1.000%(Q)	9,000	104,937	2,575	102,362	BOA
Kingdom of Bahrain (D02)	12/20/30	1.000%(Q)	2,000	84,525	572	83,953	BOA
Kingdom of Morocco (D02)	12/20/30	1.000%(Q)	2,000	(22,937)	572	(23,509)	BOA
Kingdom of Saudi Arabia (D02)	12/20/30	1.000%(Q)	9,000	(117,989)	2,575	(120,564)	BOA

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D02)	12/20/30	1.000%(Q)	9,000	$(237,561)	$2,575	$(240,136)	BOA
Republic of Argentina (D02)	12/20/30	1.000%(Q)	2,000	345,708	572	345,136	BOA
Republic of Chile (D02)	12/20/30	1.000%(Q)	4,000	(112,789)	1,145	(113,934)	BOA
Republic of Colombia (D02)	12/20/30	1.000%(Q)	6,000	263,641	1,717	261,924	BOA
Republic of Indonesia (D02)	12/20/30	1.000%(Q)	7,000	(81,031)	2,003	(83,034)	BOA
Republic of Ivory Coast (D02)	12/20/30	1.000%(Q)	2,000	126,781	572	126,209	BOA
Republic of Panama (D02)	12/20/30	1.000%(Q)	3,000	30,790	858	29,932	BOA
Republic of Peru (D02)	12/20/30	1.000%(Q)	3,000	(56,519)	858	(57,377)	BOA
Republic of Philippines (D02)	12/20/30	1.000%(Q)	3,000	(57,932)	858	(58,790)	BOA
Republic of South Africa (D02)	12/20/30	1.000%(Q)	9,000	138,042	2,575	135,467	BOA
Republic of Turkey (D02)	12/20/30	1.000%(Q)	9,000	445,502	2,575	442,927	BOA
Sultanate of Oman (D02)	12/20/30	1.000%(Q)	2,000	(21,063)	572	(21,635)	BOA
United Mexican States (D02)	12/20/30	1.000%(Q)	9,000	(55,965)	2,575	(58,540)	BOA
				$2,053,538	$75,609	$1,977,929

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.44.V1 (D01)	12/20/30	1.000%(Q)	100,000	1.274%	$(1,082,440)	$(56,394)	$(1,026,046)	DB
CDX.EM.44.V1 (D02)	12/20/30	1.000%(Q)	100,000	1.274%	(1,082,440)	(37,978)	(1,044,462)	BOA
					$(2,164,880)	$(94,372)	$(2,070,508)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	7,000	*	$9,624	$(5,572)	$15,196	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)	4,700	$338,433	$776,826	$(438,393)	GSI
China Development Bank	06/20/29	1.000%(Q)	6,695	(145,474)	(46,336)	(99,138)	JPM
Gazprom PAO	06/20/26	1.000%(Q)	4,400	322,159	234,629	87,530	HSBC
Gazprom PAO	06/20/27	1.000%(Q)	8,650	1,669,973	1,356,019	313,954	HSBC
Gazprom PAO	06/20/27	1.000%(Q)	1,000	193,061	109,452	83,609	HSBC
Gazprom PAO	06/20/27	1.000%(Q)	600	115,836	109,105	6,731	JPM
Gazprom PAO	12/20/27	1.000%(Q)	3,300	709,652	607,744	101,908	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	6,695	(155,613)	(40,472)	(115,141)	JPM
Petroleos Mexicanos	09/20/27	1.000%(Q)	4,500	63,859	199,398	(135,539)	MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)	1,000	40,333	114,677	(74,344)	BARC

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	$196,317	$577,875	$(381,558)	BARC
Petroleos Mexicanos	06/20/30	1.000%(Q)		1,800	107,882	231,146	(123,264)	MSI
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	70,937	176,942	(106,005)	BARC
Republic of France	12/20/30	0.250%(Q)		2,240	(13,865)	(6,537)	(7,328)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(113,374)	(66,238)	(47,136)	BARC
Republic of Italy	12/20/30	1.000%(Q)		3,360	(117,647)	(123,898)	6,251	BARC
Republic of Panama	06/20/28	1.000%(Q)		4,010	(29,332)	(18,173)	(11,159)	DB
Republic of South Africa	06/20/26	1.000%(Q)		1,000	(4,353)	3,025	(7,378)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		3,000	(21,110)	51,941	(73,051)	GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(19,694)	—	(19,694)	BARC
					$3,207,980	$4,247,125	$(1,039,145)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,120	0.329%	$88,897	$75,394	$13,503	GSI
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.061%	92,222	63,680	28,542	DB
Bank of Montreal^	11/20/29	1.250%(Q)		665	*	3,348	—	3,348	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		2,537	0.152%	21,825	16,102	5,723	CITI
Bank of Nova Scotia^	05/20/35	1.450%(Q)		1,000	*	(12,226)	(1,173)	(11,053)	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	2,120	0.202%	10,654	6,484	4,170	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		535	*	2,915	—	2,915	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		1,050	0.256%	8,067	6,401	1,666	GSI
Colombia Telecomunicaciones SA ESP	03/20/26	1.000%(T)		1,000	0.809%	1,396	(394)	1,790	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		4,540	1.777%	(105,191)	(166,403)	61,212	CITI
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	889	0.099%	4,893	3,729	1,164	JPM
Federative Republic of Brazil	06/20/26	1.000%(Q)		1,200	0.445%	3,941	2,738	1,203	BARC
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	0.931%	8,314	(109)	8,423	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	23.064%	(1,459,283)	(955,033)	(504,250)	HSBC
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.171%	192,169	8,669	183,500	CITI
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.130%	319,508	249,487	70,021	CITI
Kingdom of Norway	12/20/26	—%(Q)		25,000	0.039%	(8,626)	(11,012)	2,386	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		305	0.269%	648	303	345	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		305	0.274%	1,203	862	341	CITI
Lincoln National Corp.	12/20/29	1.000%(Q)		7,100	0.849%	46,740	(88,710)	135,450	JPM
New York Life Global Funding	09/20/35	2.000%(Q)		1,000	1.165%	66,176	—	66,176	GSI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		3,121	0.233%	12,812	8,985	3,827	BARC
Oracle Corp.	06/20/30	1.000%(Q)		1,380	1.454%	(23,159)	27,558	(50,717)	GSI
Pacific Life	08/20/35	2.500%(Q)		800	2.925%	(22,769)	(3)	(22,766)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.376%	282,762	112,623	170,139	JPM
Petroleos Mexicanos	03/20/26	1.000%(T)		2,135	1.433%	1,186	(839)	2,025	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		260	1.433%	144	(103)	247	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		205	1.433%	113	(81)	194	BARC
Petroleos Mexicanos	03/20/26	1.000%(T)		75	1.433%	41	(30)	71	BARC
Republic of Argentina	06/20/26	5.000%(Q)		286	1.638%	5,332	(1,702)	7,034	MSI
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.835%	2,583	(10,296)	12,879	CITI
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.293%	20,698	11,604	9,094	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		1,295	2.256%	71,494	36,288	35,206	BARC
Republic of Ecuador	06/20/28	5.000%(Q)		2,600	2.688%	149,571	(26,054)	175,625	GSI
Republic of Ecuador	12/20/28	5.000%(Q)		2,600	2.968%	155,325	(33,826)	189,151	GSI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.144%	$27,337	$5,265	$22,072	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.042%	6,256	2,332	3,924	BOA
Republic of France	06/20/26	5.000%(Q)	EUR	515	1.591%	11,530	5,743	5,787	GSI
Republic of France	12/20/30	0.250%(Q)		2,240	0.250%	679	(13,462)	14,141	BARC
Republic of France	06/20/34	0.250%(Q)		6,850	0.474%	(108,203)	(126,572)	18,369	CITI
Republic of France	12/20/34	0.250%(Q)		20,315	0.500%	(375,784)	(432,484)	56,700	BOA
Republic of France	12/20/34	0.250%(Q)		9,995	0.500%	(184,886)	(303,788)	118,902	BOA
Republic of France	06/20/35	0.250%(Q)		8,255	0.523%	(174,209)	(277,052)	102,843	BARC
Republic of France	06/20/35	0.250%(Q)		6,565	0.523%	(138,544)	(217,189)	78,645	BARC
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.037%	19,258	575	18,683	GSI
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.053%	39,373	11,766	27,607	MSI
Republic of Italy	06/20/26	1.000%(Q)		4,200	0.038%	20,407	(12,505)	32,912	BOA
Republic of Italy	06/20/26	1.000%(Q)		1,895	0.038%	9,260	6,935	2,325	BARC
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.224%	39,457	(15,130)	54,587	BARC
Republic of Italy	12/20/30	1.000%(Q)		3,360	0.250%	117,647	92,843	24,804	BARC
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.495%	53,842	(7,619)	61,461	CITI
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.495%	53,842	(7,619)	61,461	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)		3,704	1.335%	(12,554)	(12,481)	(73)	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,000	1.335%	(3,390)	(2,076)	(1,314)	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,000	1.335%	(3,389)	(2,695)	(694)	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		912	1.335%	(3,091)	(2,458)	(633)	BARC
Republic of Kazakhstan	06/20/29	1.000%(Q)		10,000	0.626%	131,133	29,844	101,289	BARC
Republic of Panama	03/20/26	1.000%(T)		102	0.478%	188	70	118	CITI
Republic of Panama	12/20/26	1.000%(Q)		4,200	0.535%	22,178	2,134	20,044	CITI
Republic of Panama^	06/20/28	1.000%(Q)		4,010	*	(2,903)	(27,017)	24,114	DB
Republic of Romania	12/20/26	1.000%(Q)		246	0.337%	1,715	1,071	644	BOA
Republic of South Africa	06/20/31	1.000%(Q)		3,000	1.529%	(72,388)	(205,244)	132,856	MSI
Siemens AG	06/20/26	1.000%(Q)	EUR	1,267	0.074%	7,120	5,490	1,630	JPM
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		2,443	0.111%	21,905	19,004	2,901	MSI
Slovak Republic	12/20/27	1.000%(Q)		880	0.134%	15,043	13,381	1,662	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		2,240	1.775%	(4,131)	(4,243)	112	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		1,411	0.180%	11,789	10,231	1,558	MSI
State of Illinois^	06/20/28	1.000%(Q)		1,000	*	13,763	(29,615)	43,378	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.095%	36,667	19,490	17,177	CITI
State of Qatar	12/20/26	1.000%(Q)		860	0.095%	7,836	6,619	1,217	BARC
TotalEnergies Capital SA	03/20/26	1.000%(T)	EUR	531	0.078%	1,503	777	726	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	100	0.104%	1,079	953	126	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	5,000	0.073%	5,766	2,969	2,797	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	1,300	0.177%	1,998	(206)	2,204	BARC
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.073%	18,232	8,385	9,847	DB
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)		5,000	0.096%	131,034	83,746	47,288	BARC
United Mexican States	12/20/26	1.000%(Q)		4,000	0.281%	29,886	834	29,052	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,300	0.156%	5,722	3,600	2,122	GSI
						$(276,304)	$(2,030,259)	$1,753,955

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	101,810	0.494%	$2,294,005	$2,413,877	$119,872

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.16.AAA	04/17/65	0.500%(M)	10,948	*	$(18,420)	$(93,841)	$75,421	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	25,000	*	(188,200)	(311,796)	123,596	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	16,065	*	(120,937)	(200,360)	79,423	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	5,000	*	(37,640)	(83,659)	46,019	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	3,500	*	(26,348)	(84,903)	58,555	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	15,560	*	46,693	14,874	31,819	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	30,008	(60,462)	90,470	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	30,842	11,648	19,194	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	9,000	*	27,007	(10,586)	37,593	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	1,000	*	3,084	1,063	2,021	CITI
					$(253,911)	$(818,022)	$564,111
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Currency swap agreement outstanding at January 31, 2026:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 3.680%	SCB	01/10/27	$(117,481)	$—	$(117,481)
Interest rate swap agreements outstanding at January 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 4.090%	$(510,901)	$(819,623)	$(308,722)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 4.090%	84,647	(771,331)	(855,978)
AUD	24,760	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.090%	—	(681,573)	(681,573)
AUD	3,010	12/03/35	2.850%(S)	6 Month BBSW(2)(S)/ 4.090%	(339,588)	(336,233)	3,355
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 4.090%	—	(1,603,277)	(1,603,277)
AUD	1,595	12/03/40	2.900%(S)	6 Month BBSW(2)(S)/ 4.090%	(185,380)	(254,172)	(68,792)
CAD	1,845	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.300%	(21,039)	(44,006)	(22,967)
CAD	19,975	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	520,396	433,195	(87,201)
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	(62,003)	(58,085)	3,918
CAD	2,765	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.300%	134,609	(65,226)	(199,835)
CAD	2,220	12/03/50	3.350%(S)	1 Day CORRA(2)(S)/ 2.300%	(72,323)	(67,136)	5,187
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.300%	(1,955)	18,405	20,360
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.074)%	(27,322)	93,891	121,213
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ (0.074)%	(447)	(17,800)	(17,353)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ (0.074)%	—	(38,594)	(38,594)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.074)%	(2,692)	20,764	23,456
CHF	11,630	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.074)%	(911,674)	(1,179,683)	(268,009)
CHF	12,200	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.074)%	—	(140,619)	(140,619)
CHF	1,135	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.074)%	211,367	225,491	14,124
CHF	19,925	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.074)%	—	102,377	102,377
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(46,795)	(46,795)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(98,853)	(98,853)
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	(8)	17,825	17,833
CNH	260,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.599%	—	(17,618)	(17,618)
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	—	23,088	23,088
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	(115)	157,688	157,803
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	—	8,348	8,348
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	493,067	1,628,572	1,135,505
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	—	248,515	248,515
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	—	643,861	643,861
CNH	95,000	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	120,752	138,055	17,303
CNH	60,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	—	(31,833)	(31,833)
CNH	144,425	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	(72,136)	(95,059)	(22,923)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 2.200%	3	(12,887)	(12,890)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 2.200%	(1)	(3,196)	(3,195)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 2.200%	—	(22,805)	(22,805)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 2.200%	—	(4,236)	(4,236)
DKK	9,925	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.200%	42,568	52,250	9,682
EUR	65,650	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.926%	—	(866,282)	(866,282)
EUR	18,515	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.926%	—	15,899	15,899
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.926%	(7,034)	(3,698,017)	(3,690,983)
EUR	17,280	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.926%	(428,030)	(481,617)	(53,587)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 2.158%	96	(589,470)	(589,566)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 2.158%	959	(437,862)	(438,821)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 2.158%	(52,703)	(414,897)	(362,194)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 2.158%	(34,747)	(877,760)	(843,013)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.158%	—	(308,593)	(308,593)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.158%	—	928,440	928,440
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.158%	(221,352)	(1,842,703)	(1,621,351)
EUR	26,060	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.926%	—	660,136	660,136

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	28,840	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.926%	$—	$619,569	$619,569
EUR	19,745	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.926%	—	371,474	371,474
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 1.926%	—	(43,858)	(43,858)
EUR	12,390	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.926%	300,577	221,301	(79,276)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.158%	—	(323,466)	(323,466)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 1.926%	(2,431)	(86,239)	(83,808)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.158%	—	3,182,987	3,182,987
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.031%	—	(3,123,386)	(3,123,386)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.158%	—	7,546,876	7,546,876
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.031%	—	(7,406,457)	(7,406,457)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.158%	—	(3,369,730)	(3,369,730)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.158%	—	3,308,983	3,308,983
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.031%	—	(3,207,422)	(3,207,422)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 2.158%	(103,201)	(400,067)	(296,866)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.158%	12,548	218,747	206,199
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.031%	(6,720)	109,958	116,678
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 2.158%	—	(7,136,639)	(7,136,639)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.158%	(95,121)	(1,015,264)	(920,143)
EUR	44,440	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.158%	(31,553)	4,352,713	4,384,266
GBP	20,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.725%	1,901,099	1,460,100	(440,999)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/ 3.725%	605	460,536	459,931
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.725%	5,919,338	5,250,954	(668,384)
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.725%	2,099,979	1,398,789	(701,190)
GBP	8,715	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 3.725%	2,793,290	2,333,521	(459,769)
GBP	3,195	05/08/35	3.900%(A)	1 Day SONIA(1)(A)/ 3.725%	2,157	64,782	62,625
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.725%	(533,012)	(841,032)	(308,020)
GBP	9,680	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.725%	(609,617)	(596,687)	12,930
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	19,697	(2,197,460)	(2,217,157)
GBP	5,860	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.725%	395,352	597,952	202,600
GBP	9,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	1,447,757	(6,115,296)	(7,563,053)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	597,915	(2,355,155)	(2,953,070)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	(212,033)	(1,316,422)	(1,104,389)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.725%	(2,005,650)	(2,797,812)	(792,162)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 6.320%	—	(243,069)	(243,069)
ILS	21,840	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.000%	1,335	136,908	135,573
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ 0.727%	4	(176,656)	(176,660)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ 0.727%	12	(128,210)	(128,222)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ 0.727%	1,473	(133,981)	(135,454)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ 0.727%	23	(206,238)	(206,261)
JPY	2,140,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(67,830)	(119,692)	(51,862)
JPY	2,430,000	01/08/28	0.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(193,355)	(186,718)	6,637
JPY	6,295,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	543,400	543,400
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	1,970,701	1,633,680	(337,021)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(640,041)	(640,041)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.727%	39	(461,479)	(461,518)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,362)	(2,205)	157
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,038)	(720,093)	(719,055)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ 0.727%	(551)	(988)	(437)
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,589)	(8,277)	(6,688)
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,369)	(9,207)	(7,838)
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,542)	(18,004)	(15,462)
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ 0.727%	(6,523)	(61,447)	(54,924)
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ 0.727%	(139)	(128,915)	(128,776)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ 0.727%	(612)	(86,942)	(86,330)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ 0.727%	(344)	(92,782)	(92,438)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ 0.727%	(160)	(81,455)	(81,295)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.727%	1,073,710	1,659,511	585,801
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ 0.727%	34	(408,142)	(408,176)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ 0.727%	(925)	(131,378)	(130,453)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ 0.727%	(382)	(67,318)	(66,936)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ 0.727%	$(496)	$(58,036)	$(57,540)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ 0.727%	(703)	(91,793)	(91,090)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ 0.727%	(754)	(178,581)	(177,827)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ 0.727%	(936)	(95,942)	(95,006)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ 0.727%	(746)	(76,103)	(75,357)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ 0.727%	(16)	(811,737)	(811,721)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ 0.727%	(2)	(545,986)	(545,984)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ 0.727%	—	(71,411)	(71,411)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ 0.727%	(399)	(38,196)	(37,797)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ 0.727%	—	43,898	43,898
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(206,758)	(411,118)	(204,360)
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.727%	(19,714)	(897,837)	(878,123)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ 0.727%	(6,796)	(876,354)	(869,558)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ 0.727%	(5,082)	(742,062)	(736,980)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ 0.727%	318,796	407,036	88,240
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ 0.727%	(10,959)	(610,692)	(599,733)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,099)	(2,984,437)	(2,983,338)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.727%	(482)	(1,283,848)	(1,283,366)
JPY	765,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(108,236)	(553,682)	(445,446)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ 0.727%	(761)	(270,537)	(269,776)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ 0.727%	(5,775)	(4,875,790)	(4,870,015)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ 0.727%	(4,297)	(1,803,441)	(1,799,144)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ 0.727%	(644)	(249,274)	(248,630)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ 0.727%	(321)	(52,310)	(51,989)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,338)	(1,171,122)	(1,169,784)
JPY	940,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	60,876	1,152,711	1,091,835
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ 0.727%	(149)	(1,593,284)	(1,593,135)
JPY	975,000	07/08/50	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	150,529	1,265,531	1,115,002
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ 0.727%	(3,359)	(1,520,327)	(1,516,968)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ 0.727%	(11,568)	(3,065,278)	(3,053,710)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ 0.727%	(13,763)	(3,512,673)	(3,498,910)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ 0.727%	(11,896)	(4,743,954)	(4,732,058)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	1,591,432	1,591,432
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.727%	1,781,890	3,199,169	1,417,279
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	7,235	7,235
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	261,553	(425,344)	(686,897)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	4	(599,821)	(599,825)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	(341,079)	(341,079)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	(256,189)	(256,189)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	(13,095)	(14,028)	(933)
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	21,122	21,122
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	6,946	(491,762)	(498,708)
KRW	12,166,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	362,256	(192,189)	(554,445)
KRW	11,100,000	11/08/39	3.000%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	(446,948)	(446,948)
KRW	12,200,000	01/15/41	3.360%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	(151,622)	(151,622)
KRW	8,800,000	11/08/44	2.840%(Q)	3 Month KWCDC(1)(Q)/ 2.730%	—	539,765	539,765
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(220,014)	(220,014)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(460,087)	(460,087)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 2.510%	—	(41,868)	(41,868)
NZD	5,340	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.510%	184,153	66,882	(117,271)
NZD	21,660	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.510%	—	(144,357)	(144,357)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 3.790%	—	(284,648)	(284,648)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/ 2.022%	(346,154)	(323,497)	22,657
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.109%	65,206	(549,639)	(614,845)
SGD	680	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 1.109%	31,759	17,391	(14,368)
SGD	1,850	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 1.109%	—	(56,142)	(56,142)
SGD	2,690	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 1.109%	—	(89,702)	(89,702)
SGD	5,540	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.109%	—	(184,839)	(184,839)
SGD	3,800	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.109%	—	(119,370)	(119,370)
THB	1,378,430	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.234%	—	18,905	18,905

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 1.234%	$—	$(87,665)	$(87,665)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 1.234%	(556)	39,766	40,322
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	(43,255)	(43,255)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	(109,081)	(109,081)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	(41,168)	(41,168)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	728,551	728,551
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	568,412	568,412
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	296,069	296,069
THB	204,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	191,977	191,977
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	196,781	196,781
	71,770	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.680%	—	541,451	541,451
	139,215	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	423,484	821,435	397,951
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(454,217)	(454,217)
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(517,583)	(517,583)
	30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(700,774)	(700,774)
	30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(687,191)	(687,191)
	21,040	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(197,167)	(197,167)
	13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(425,274)	(425,274)
	310	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(683)	(683)
	15,700	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	228,732	228,732
	21,865	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.680%	(900,075)	(588,439)	311,636
	29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.680%	(11,196,646)	(13,276,217)	(2,079,571)
	8,440	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(533,105)	(533,105)
	7,443	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	349,382	349,382
	7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	246,272	246,272
	15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.680%	(84,426)	(946,521)	(862,095)
	27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	11,885,095	13,497,484	1,612,389
	140,995	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	565,538	5,871,704	5,306,166
	14,416	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.680%	—	1,215,841	1,215,841
	7,515	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	—	616,360	616,360
	21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(409,640)	268,513	678,153
	23,230	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.680%	854,613	1,454,019	599,406
	36,892	09/17/55	3.897%(A)	1 Day SOFR(1)(A)/ 3.680%	—	1,929,683	1,929,683
	16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.680%	169,941	2,142,829	1,972,888
	24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.680%	111,923	1,410,051	1,298,128
					$17,182,521	$(37,724,830)	$(54,907,351)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	10,457	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(72,902)	$—	$(72,902)	GSI
BRL	10,457	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	70,643	—	70,643	GSI
BRL	106,841	01/02/31	14.190%(T)	1 Day BROIS(1)(T)/ 0.055%	(1,242,552)	—	(1,242,552)	GSI
BRL	106,841	01/02/31	14.340%(T)	1 Day BROIS(2)(T)/ 0.055%	1,190,906	—	1,190,906	GSI
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	5,525	3	5,522	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.599%	(2,909)	—	(2,909)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	3,037	—	3,037	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.599%	(230,217)	—	(230,217)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	239,579	—	239,579	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	205,966	—	205,966	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	96,294	—	96,294	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	39,846	—	39,846	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	256,612	—	256,612	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	(2,350)	—	(2,350)	HSBC
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	(9,775)	(7)	(9,768)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	(17,960)	—	(17,960)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	(40,842)	—	(40,842)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	(25,212)	—	(25,212)	JPM

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	$(19,086)	$—	$(19,086)	GSI
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/ 2.730%	103,484	—	103,484	GSI
KRW	7,200,000	01/15/56	3.010%(Q)	3 Month KWCDC(1)(Q)/ 2.730%	147,972	—	147,972	MSI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(9,577)	(40)	(9,537)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(54,908)	(112)	(54,796)	HSBC
MYR	3,000	07/29/27	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(2,683)	3	(2,686)	JPM
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	2,843	(6)	2,849	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(20,560)	17	(20,577)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(68,256)	9	(68,265)	MSI
MYR	17,745	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	20,376	4	20,372	JPM
MYR	13,700	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(114,908)	(9)	(114,899)	JPM
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/ 4.754%	336,454	—	336,454	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 2.280%	(411,805)	—	(411,805)	JPM
					$373,035	$(138)	$373,173

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at January 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 3.920%	JPM	03/03/26	106,145	$(1,225,126)	$—	$(1,225,126)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Global Total Return Fund